UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-07963

The New York State Opportunity Funds

(Exact name of registrant as specified in charter)

5710 Commons Park

E. Syracuse, New York 13057

(Address of principal executive offices)

(Zip code)

Gregg A. Kidd

Pinnacle Advisors LLC

5710 Commons Park

E. Syracuse, New York 13057

 (Name and address of agent for service)

Copies to:

John F. Splain

Ultimus Fund Solutions, LLC

135 Merchant Street, Suite 230

Cincinnati, Ohio 45246

Registrant's telephone number, including area code: (315) 251-1101

Date of fiscal year end: March 31

Date of reporting period: September 30, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

New York State Opportunity Funds

New York Equity Fund

Semi-Annual Report

September 30, 2003

Investment Advisor

Pinnacle Advisors LLC

4605 East Genesee Street

DeWitt, New York 13214

	NEW YORK EQUITY FUND
	PORTFOLIO OF INVESTMENTS
	9/30/2003 (Unaudited)

Shares	Common Stocks - 99.59%	Value

	Alternative Energy - 3.58%
69,100	Active Power, Inc. *	$ 193,480

	Bio-Technology - 3.43%
12,500	Albany Molecular Research *	185,125

	Consumer Discretionary - 1.18%
25,000	Granite Broadcasting Corp. *	63,750

	Energy - 4.75%
50,000	Plug Power, Inc. *	256,500

	Financial - 22.16%
3,000	Bank of New York Co., Inc.	87,330
2,000	Bear Stearns Cos., Inc.	149,600
3,000	Citigroup, Inc.	136,530
1,500	Goldman Sachs Group, Inc.	125,850
5,000	J.P. Morgan Chase & Co.	171,650
2,500	Lehman Brothers Holdings, Inc.	172,700
1,000	M&T Bank Corp.	87,300
3,000	Merrill Lynch & Co.	160,590
23,200	Siebert Financial Corp. *	96,512
172	Travelers Property Casualty Corp. - Class A	2,731
355	Travelers Property Casualty Corp. - Class B	5,637
		1,196,430
	Healthcare - 15.74%
3,000	Barr Laboratories, Inc. *	204,630
2,500	Conmed Corp. *	51,600
5,000	Pfizer Inc.	151,900
5,000	Regeneron Pharmaceuticals, Inc. *	441,750
		849,880

	Industrials - 11.75%
100,000	Mechanical Technology, Inc. *	464,000
5,000	Paychex, Inc.	170,500
		634,500
	Information Technology - 29.13%
10,000	Anaren Microwave, Inc. *	127,700
5,000	Computer Associates International, Inc.	130,550
550,000	CopyTele, Inc. *	352,000
50,000	Corning, Inc. *	471,000
3,500	International Business Machines, Inc.	309,155
3,500	Sirius Sattelite Radio *	182,000
		1,572,405

	NEW YORK EQUITY FUND
	PORTFOLIO OF INVESTMENTS
	9/30/2003 (Unaudited)

Shares		Value

	Scientific Instrumentation - 4.16%
10,000	Intermagnetics Corp. *	223,600

	Software - 3.71%
220,000	Nibex, Inc.	200,000

	Total Common Stocks - (Cost $4,035,298)	$ 5,375,670

	Total Investments at Value - 99.59% (Cost $4,035,298)	$ 5,375,670

	Other Assets in Excess of Liabilities - .41%	22,400

	Net Assets - 100.0%	$ 5,398,070

* Non-Income producing security

The accompanying notes are an integral part of the financial statements.

NEW YORK EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
9/30/2003 (Unaudited)

ASSETS
Investment securities, at value (Cost $4,035,298)	$ 5,375,670
Cash	-
Receivable from Advisor (Note 3)	10,432
Receivable for Securities Sold	74,646
TOTAL ASSETS	5,460,748

LIABILITIES
Accrued Expenses	4,217
Payable to Custodian Bank	23,893
Payable for Securities Purchased	34,568
TOTAL LIABILITIES	62,678

NET ASSETS	$ 5,398,070

NET ASSETS CONSIST OF:
Paid-in capital	$ 10,963,276
Accumulated Undistributed Net Investment Income (Loss)	(31,721)
Accumulated net realized losses from security transactions	(6,873,857)
Net unrealized depreciation on investments	1,340,372
NET ASSETS	$ 5,398,070

Shares of beneficial interest outstanding (unlimited number
of shares authorized, no par value)	684,749

Net asset value and redemption price per share	$ 7.88

Maximum offering price per share ($5.73/95.25%) (Note 1)	$ 8.28

The accompanying notes are an integral part of the financial statements.

NEW YORK EQUITY FUND
STATEMENT OF OPERATIONS
For the Six Months Ending September 30, 2003 (Unaudited)

INVESTMENT INCOME
Dividends	$ 17,480

EXPENSES
Investment advisory fees (Note 3)	21,396
Professional fees	14,100
Transfer agent and Accounting fees (Note 3)	11,100
Custodian fees	8,400
Trustees' fees and expenses	4,500
Distribution fees (Note 3)	2,499
Registration fees	1,499
Postage and Supplies	1,149
Insurance expense	750
Amortization of organization expenses (Note 1)	623
Other expenses	475
TOTAL EXPENSES	66,491
Fees waived and expenses reimbursed by the Advisor (Note 3)	(17,290)
NET EXPENSES	49,201

NET INVESTMENT LOSS	(31,721)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses from security transactions	(415,194)
Net change in unrealized appreciation
(depreciation) on investments	1,946,244
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS	1,531,050

NET DECREASE IN NET ASSETS FROM OPERATIONS	$ 1,499,329

The accompanying notes are an integral part of the financial statements.

NEW YORK EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2003 (Unaudited)	Year Ended March 31, 2003
FROM OPERATIONS
Net investment loss	$ (31,721)	$ (57,441)
Net realized losses from security transactions	(415,194)	(2,858,868)
Net change in unrealized appreciation
(depreciation) on investments	1,946,244	784,233
Net decrease in net assets from operations	1,499,329	(2,132,076)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	87,521	322,643
Payments for shares redeemed	(229,132)	(728,363)
Net increase (decrease) in net assets from capital share transactions	(141,611)	(405,720)

TOTAL DECREASE IN NET ASSETS	1,357,718	(2,537,796)

NET ASSETS
Beginning of year	4,040,352	6,578,148
End of year	$ 5,398,070	$ 4,040,352

CAPITAL SHARE ACTIVITY
Shares sold	12,284	61,239
Shares redeemed	(32,085)	(118,513)
Net increase (decrease) in shares outstanding	(19,802)	(57,274)
Shares outstanding, beginning of year	704,551	761,825
Shares outstanding, end of year	684,749	704,551

The accompanying notes are an integral part of the financial statements.

NEW YORK EQUITY FUND
FINANCIAL HIGHLIGHTS

Selected per Share Data and Ratios for a Share Outstanding Throughout Each Year
	Six Months Ended September 30, 2003 (Unaudited)	Year Ended March 31, 2003	Year Ended March 31, 2002	Year Ended March 31, 2001	Year Ended March 31, 2000

Net asset value at beginning of year	$ 5.73	$ 8.63	$ 11.35	$ 19.27	$ 14.15

Income (loss) from investment operations:
Net investment loss	(0.05)	(0.08)	(0.16)	(0.15)	(0.17)
Net realized and unrealized gains (losses) on investments	2.20	(2.82)	(2.56)	(6.49)	5.58
Total from investment operations	2.15	(2.90)	(2.72)	(6.64)	5.41

Distributions from net realized gains	0.00	0.00	0.00	(1.28)	(0.29)

Net asset value at end of year	$ 7.88	$ 5.73	$ 8.63	$ 11.35	$ 19.27

Total return (a)	37.60%	-33.60%	-23.96%	-36.38%	38.55%

Net assets at end of year	$ 5,398,070	$ 4,040,352	$ 6,578,148	$ 8,547,585	$ 10,059,690

Ratios/Supplemental Data

Ratio of net expenses to average net assets (b)	1.98%	1.98%	2.06%	2.08%	1.98%
Ratio of net investment loss to average net assets	-1.28%	-1.40%	-1.55%	-0.91%	-1.15%

Portfolio turnover rate	147%	73%	106%	224%	154%

(a) Total returns shown exclude the effect of applicable sales loads.

(b)   Ratios of expense to average net assets, assuming no waiver of fees and/or reimbursement of expenses by the Advisor, would have been 2.68%, 1.98%, 4.82%, 3.26%, 2.49%, 2.74%, and 4.49% for the six months ended September 30, 2003 and years ended March 31, 2003, 2002, 2001, 2000, and 1999,  respectively (Note 3).

The accompanying notes are an integral part of the financial statements.

NEW YORK EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 2003(Unaudited)

1.   SIGNIFICANT ACCOUNTING POLICIES

The New York Equity Fund (the “Fund”) is a non-diversified series of The New York State Opportunity Funds (the “Trust”).  The Trust, registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), was organized as a Massachusetts business trust on November 20, 1996.  The Fund was capitalized on February 18, 1997, when affiliates of Pinnacle Advisors LLC (the “Advisor”) purchased the initial shares of the Fund at $10 per share.  The Fund began the public offering of shares on May 12, 1997.

The Fund seeks to provide long-term capital growth by investing primarily in the common stocks of publicly-traded companies headquartered in the state of New York and those companies having a significant presence in the state.

The following is a summary of the Fund's significant accounting policies:

Securities Valuation -- The Fund's portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange  (normally 4:00 p.m., Eastern time).  Securities which are traded on stock exchanges or are quoted by NASDAQ are valued at the last reported sale price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

Share Valuation  -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent.  The maximum offering price per share of the Fund is equal to the net asset value per share plus a sales load equal to 4.98% of the net asset value (or 4.75% of the offering price).  The redemption price per share is equal to the net asset value per share.

Organization Expenses -- Expenses of organization have been capitalized and have been amortized on a straight-line basis over five years. As of September 30, 2003, organization costs had been fully amortized.

Investment Income -- Dividend income is recorded on the ex-dividend date.  Interest income is accrued as earned.

NEW YORK EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2003(Unaudited)

1.   SIGNIFICANT ACCOUNTING POLICIES (Continued)

Security Transactions -- Security transactions are accounted for on trade date.  Realized gains and losses on security transactions are determined on a specific identification basis.

Distributions to Shareholders -- Distributions to shareholders arising from net investment income and net realized capital gains, if any, are distributed at least once each year.  The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These “book/tax” differences are temporary in nature and are primarily due to losses deferred due to wash sales.  For the six months ended September 30, 2003 and the year ended March 31, 2003, no distributions were required.

Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period.  Actual results could differ from those estimates.

Federal Income Taxes -- It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies.  As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

2.   INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments, amounted to $3,571,698 and $3,727,915 respectively, for the six months ended September 30, 2003.

3.   TRANSACTIONS WITH AFFILIATES

ADVISORY AGREEMENT

Under the terms of an Advisory Agreement, the Fund pays the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate of 1.00% of its average daily net assets up to $100 million; 0.95% of such assets from $100 million to $200 million; and 0.85% of such assets in excess of $200 million.  The Advisor voluntarily waived its entire investment advisory fee of $21,396 and reimbursed the Fund $17,290 of additional operating expenses for the six months ended September 30, 2003.

The President of the Adviser is also President and a Trustee of the Trust.

TRANSFER AGENT AND SHAREHOLDER SERVICE AGREEMENT

Under the terms of a Transfer Agency and Shareholder Services Agreement between the Trust and Mutual Shareholder Services (MSS), MSS maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions.    During the six months ended September 30, 2003, MSS was paid $4,993 for transfer agent services.  In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT

Under the terms of an Accounting Services Agreement between the Trust and MSS, MSS calculates the daily net asset value per share and maintains the financial books and records of the Fund.  During the six months ended September 30, 2003, MSS was paid $4,650 for accounting services.

UNDERWRITING AGREEMENT

The principal underwriter of the Fund’s shares is Pinnacle Investments, Inc. (the “Underwriter”), an affiliate of the Advisor.  During the six months ended September 30, 2003, the Underwriter received underwriter commissions of $5,001 and broker commissions $26,670 of   in connection with the sale of Fund shares.

3.   TRANSACTIONS WITH AFFILIATES (Continued)

PORTFOLIO TRANSACTIONS

During the six months ended September 30, 2003, all of the Fund's portfolio transactions were executed through the Underwriter.  As a result, brokerage commissions of $59,062 were paid by the Fund to the Underwriter.

DISTRIBUTION PLAN

The Trust has adopted a Plan of Distribution (the Plan) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that the Fund may directly incur or reimburse the Advisor for certain costs related to the distribution of the Fund shares, not to exceed 0.25% of average daily net assets.  During the six months ended September 30, 2003, the Fund incurred $2,970 in distribution-related expenses under the Plan.

4.   CHANGE IN ACCOUNTANTS

On November 17 2003, PricewaterhouseCoopers LLP (“Pricewaterhouse”) resigned as independent auditors to the the Fund.  Pricewaterhouse reports on the Fund’s financial statements for the fiscal years ended March 31, 1999 through March 31, 2003 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles.  During the fiscal years stated above, there were no disagreements with Pricewaterhouse on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure which, if not resolved to the satisfaction of Pricewaterhouse, would have caused the Advisor to make reference to the subject matter of the disagreements in connection with its reports on the Fund’s financial statements for such years.

On May 30, 2003, the Fund by action of its Board of Trustees, upon approval of the Fund’s shareholders, approved the engagement of McCurdy and Associates CPA’s, Inc. as the independent auditors to audit the Fund’s financial statements for the fiscal year ending March 31, 2004.  During the fiscal years ended March 31, 1999 through March 31, 2003 neither the Fund nor anyone on its behalf consulted McCurdy and Associates CPA’s, Inc. on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds’ financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or a reportable event (as described in paragraph (a)(1)(v) of said Item 304).

NEW YORK EQUITY FUND

BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (Unaudited)

Overall responsibility for management of the Fund rests with the Board of Trustees.  The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal.  The Trustees, in turn, elect the officers of the Fund to actively supervise its day-to-day operations.  The following are the Trustees and executive officers of the Fund:

Trustee	Address	Age	Position Held with the Trust	Length of Time Served
*Gregg A. Kidd	4605 E. Genesee Street, DeWitt, NY	41	President and Trustee	Since November 1996
Joseph Masella	One Unity Plaza at Franklin Square, Syracuse, NY	53	Trustee	Since February 1997
Joseph E. Stanton	206 Lafayette Lane, Fayetteville, NY	76	Trustee	Since February 1997
Mark E. Wadach	110 Treeland Circle, Syracuse, NY	51	Trustee	Since February 1997
Officers
Daniel Raite	4001 South Street, Marcellus, NY 13108	55	Treasurer	Since March 2003
Michael Samoraj	8780 Wheaton Rd., Baldwinsville, NY 13027	44	Secretary	Since March 2003

*Mr. Kidd, as an affiliated person of the Advisor and the Underwriter, is an “interested person” of the Trust within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

Each Trustee oversees one portfolio of the Trust.  The principal occupations of the Trustees and executive officers of the Fund during the past five years and public directorships held by the Trustees are set forth below:

Gregg A. Kidd is President of the Advisor and the Underwriter.

Joseph Masella is Executive Vice President and a Director of Unity Mutual Life Insurance Company.

Joseph E. Stanton is the former owner of Stanton’s (a grocery store).

Mark E. Wadach is a Sales Representative for Morabito Gas & Electric Company.  Prior to October 2000, he was a Mortgage Consultant for Syracuse Securities (a real estate financing firm).

Daniel Raite, is an affiliated person of the Advisor and the Underwriter, is an “interested person” of the Trust within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

Michael M. Samoraj, is a registered representative and a registered Principal with Pinnacle Investments.

NEW YORK EQUITY FUND

Additional information about the Board of Trustees and Executive Officers may be found in the Fund’s Statement of Additional Information (SAI). To obtain a free copy of the SAI, please call 1-888-899-8344.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8. Reserved.

Item 9.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of December 13, 2003, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

Item 10.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Item 10(a)(2) of Form N-CSR are filed herewith.

(b)

Certification required by Item 10(b) of Form N-CSR is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The New York State Opportunity Funds

By /s/Gregg A. Kidd

*Gregg A. Kidd

Chief Executive Officer

Date December 9, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Gregg A. Kidd

*Gregg A. Kidd

Chief Executive Officer

Date December 9, 2003

By /s/Daniel F. Raite

*Daniel F. Raite

Chief Financial Officer

Date December 9, 2003

* Print the name and title of each signing officer under his or her signature.